Property and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of September 30,
	2025	2024
Cost
Office equipment	$30,212	$30,672
Vehicle	459,487	319,574
Leasehold improvement	56,459	10,385
	546,158	360,631

Less: accumulated depreciation and amortization	(323,892)	(274,824)
Property and equipment, net	$222,266	$85,807

(1)	Depreciation expense was $49,068, $86,911 and $83,226 for the years ended September 30, 2024, 2023 and 2022, respectively.

(2)	No impairment loss was recognized for the years ended September 30, 2025, 2024 and 2023.

(3)	As of September 30, 2024, a vehicle, owned by Chuancheng Digital, for which the carrying value was $77,550, was pledged to secure a long-term loan from a financial institution. The loan was repaid in 2025, and no vehicle has been pledged as collateral for it.